Retirement Employee Benefits - Summary of Defined Benefit Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	$ 353,509	$ 280,423	$ 216,908	$ 193,126